UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05468

Exact name of registrant as specified in charter:	The High Yield Plus Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	3/31/2006

Date of reporting period:	6/30/2005

Item 1. Schedule of Investments [INSERT REPORT]

Schedule of Investments as of June 30, 2005 (Unaudited)	THE HIGH YIELD PLUS FUND, INC.

Description	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS—142.5%
CORPORATE BONDS—142.1%
Aerospace & Defense—2.2%
Argo-Technology Corp., Sr. Notes	B3	9.25%	6/1/11	$225	$244,125
Hawk Corp., Sr. Notes	B2	8.75	11/1/14	220	223,300
L-3 Communications Corp.,
Gtd. Notes	Ba3	7.63	6/15/12	75	79,875
Sr. Sub. Notes	Ba3	5.88	1/15/15	140	135,800
Moog Inc., Sr. Sub. Notes	Ba3	6.25	1/15/15	95	94,763
Sequa Corp., Sr. Notes	B1	9.00	8/1/09	500	551,250
Transdigm, Inc., Gtd. Notes	B3	8.38	7/15/11	25	26,500

					1,355,613

Auto & Related—5.5%
Adesa, Inc., Sr. Sub. Notes	B1	7.63	6/15/12	310	314,650
Affinia Group, Inc., Gtd. Notes 144A	Caa1	9.00	11/30/14	270	226,800
Arvinmeritor, Inc., Notes	Ba2	8.75	3/1/12	145	151,163
Dana Corp. Notes	Ba2	7.00	3/1/29	235	205,297
Ford Motor Co., Sr. Sub. Notes	Baa3	7.45	7/16/31	720	601,067
Ford Motor Credit Co., Sr. Sub. Notes	Baa2	7.00	10/1/13	475	455,753
Navistar International Corp.,
Gtd. Notes, Ser. B	Ba3	9.38	6/1/06	195	201,825
Sr. Notes	Ba3	7.50	6/15/11	250	255,000
J.B. Poindexter & Co., Sr. Notes	B1	8.75	3/15/14	440	400,400
Tenneco Automotive, Inc., Sec’d. Notes, Ser. B	B2	10.25	7/15/13	120	135,600
TRW Automotive, Inc., Sr. Sub. Notes	B1	11.00	2/15/13	198	227,700
Visteon Corp., Notes	B3	7.00	3/10/14	250	206,250

					3,381,505

Building Materials & Related—0.2%
Building Materials Corp., Sr. Notes	B2	7.75	8/1/14	80	74,000
Texas Industries, Sr. Notes 144A	Ba3	7.25	7/15/13	50	51,250

					125,250

Chemicals—8.7%
Acetex Corp. (Canada), Sr. Notes	B2	10.88	8/1/09	195	204,750
ARCO Chemical Co., Debs.	B1	9.38	12/15/05	700	714,875
BCP Crystal Holdings, Sr. Sub. Notes	B3	9.63	6/15/14	195	218,400
Borden US Financial Corp., Sr. Sec’d. Notes 144A	B3	9.00	7/15/14	180	183,150
Equistar Chemical Funding,
Gtd. Notes	B2	10.13	9/1/08	60	64,950
Sr. Notes	B2	10.63	5/1/11	355	391,831
Hercules, Inc., Gtd. Notes	Ba3	6.75	10/15/29	185	179,450
Huntsman LLC, Gtd. Notes	B1	11.63	10/15/10	65	76,131
IMC Global, Inc.,
Gtd. Notes, Ser. B	Ba3	10.88	6/1/08	125	140,625
Gtd. Notes, Ser. B	Ba3	11.25	6/1/11	835	922,675
Notes	B1	7.30	1/15/28	100	96,500
Koppers, Inc., Gtd. Notes	B2	9.88	10/15/13	205	221,400
Lubrizol Corp., Sr. Notes	Baa3	5.50	10/1/14	80	82,505
Macdermid, Inc., Gtd. Notes	Ba3	9.13	7/15/11	190	204,725
Methanex Corp. (Canada), Sr. Notes	Ba1	8.75	8/15/12	390	446,063
Millenium America, Inc., Gtd. Notes	B1	9.25	6/15/08	210	227,325
Nalco Co., Sr. Notes	B2	7.75	11/15/11	210	223,650
Omnova Solutions, Inc., Sec’d. Notes	B2	11.25	6/1/10	45	47,250
Polypore, Inc., Sr. Sub. Notes	Caa1	8.75	5/15/12	755	705,925
Rockwood Specialties Group, Inc., Sub. Notes 144A	B3	7.50	11/15/14	50	49,625

					5,401,805

Construction Machinery—2.2%
Case New Holland, Inc., Sr. Notes 144A	Ba3	9.25	8/1/11	635	666,750
Douglas Dynamics LLC, Sr. Notes 144A	B3	7.75	1/15/12	60	58,800
The Manitowoc Company, Inc., Gtd. Notes	B2	10.50	8/1/12	142	160,460
United Rentals NA, Gtd. Notes	B1	6.50	2/15/12	465	457,444

					1,343,454

Consumer Cyclical Services—0.4%
IAAI Finance Corp., Sr. Notes 144A	Caa1	11.00	4/1/13	230	236,814

Consumer Products—1.2%
Bombardier Recreational (Canada), Sr. Sub. Notes	B3	8.38	12/15/13	450	479,250
Playtex Products, Inc., Sec’d. Notes	B2	8.00	3/1/11	230	245,813

					725,063

Diversified Manufacturing—1.3%
Invensys, Inc., Sr. Notes 144A	B3	9.88	3/15/11	355	339,025
Itron, Inc., Sr. Sub. Notes	B2	7.75	5/15/12	465	476,625

					815,650

Energy & Related—7.0%
Amerada Hess Corp., Notes	Ba1	7.30	8/15/31	190	229,248
Chesapeake Energy Corp.,
Gtd. Notes	Ba3	7.75	1/15/15	265	286,200
Sr. Notes	Ba3	6.88	1/15/16	175	182,438
Delta Petroleum Corp., Sr. Notes 144A	B3	7.00	4/1/15	245	230,300
Encore Acquisition Co., Gtd. Notes	B2	8.38	6/15/12	70	75,950
Exco Resources, Inc., Gtd. Notes	B2	7.25	1/15/11	250	250,000
Forest Oil Corp., Sr. Notes	Ba3	8.00	6/15/08	412	436,720
Giant Industries, Gtd. Notes	B3	11.00	5/15/12	347	392,978
Parker Drilling Co., Sr. Notes	B2	9.63	10/1/13	430	484,825
Petroleum Geo-Services (Norway), Notes	Ba3	10.00	11/5/10	420	470,399
Plains E&P Co., Sr. Sub. Notes, Ser. B	Ba3	8.75	7/1/12	45	48,825
Premcor Refining Group, Sr. Sub. Notes	Ba3	6.75	5/1/14	195	210,113
Pride International, Inc., Sr. Notes	Ba2	7.38	7/15/14	295	323,763
Range Resources Corp., Sr. Sub. Notes	B3	6.38	3/15/15	80	79,600
Western Oil Sands, Inc. (Canada), Sec’d. Notes	Ba2	8.38	5/1/12	200	227,750
Whiting Petroleum Corp.,
Sr. Sub. Notes	B2	7.25	5/1/12	180	184,500
Sr. Sub. Notes	B2	7.25	5/1/13	220	224,400

					4,338,009

Entertainment—1.4%
AMC Entertainment, Inc., Sr. Sub. Notes, Ser. B	B3	8.00	3/1/14	240	213,000
Marquee, Inc., Sr. Notes	B2	8.63	8/15/12	220	225,500
Time Warner, Inc., Debs.	Baa1	9.13	1/15/13	360	454,915

					893,415

Environmental—0.7%
Allied Waste North America, Inc., Sr. Notes, Ser. B	B2	8.50	12/1/08	440	461,450

Financial Services—1.8%
C.B. Richard Ellis Service, Sr. Notes	Ba3	9.75	5/15/10	42	46,620
Chevy Chase Bank FSB, Sub. Notes	Ba3	6.88	12/1/13	190	196,175
Provident Cos., Inc., Sr. Notes	Ba1	7.00	7/15/18	105	105,944
REFCO Finance Holdings, Gtd. Notes	B3	9.00	8/1/12	205	217,300
Riggs Capital Trust, Gtd. Notes	A3	8.63	12/31/26	270	310,500
UnumProvident Corp.,
Debs.	Ba1	7.38	6/15/32	15	15,080
Notes	Ba1	6.75	12/15/28	145	137,045
Sr. Notes	Ba1	7.63	3/1/11	90	96,718

					1,125,382

Food & Beverage—0.2%
Dole Food Co.,
Gtd. Notes	B2	7.25	6/15/10	30	30,450
Sr. Notes	B2	8.88	3/15/11	59	62,983
United Agriculture Products, Sr. Notes	B1	8.25	12/15/11	53	54,855

					148,288

Gaming—8.7%
Aztar Corp., Sr. Sub. Notes	Ba3	9.00		8/15/11	200	217,250
Boyd Gaming Corp.,
Sr. Sub. Notes	B1	7.75		12/15/12	165	176,344
Sr. Sub. Notes	B1	8.75		4/15/12	30	32,588
Herbst Gaming, Inc., Sr. Sub. Notes	B3	7.00		11/15/14	235	236,762
Mandalay Resorts Group, Sr. Sub. Notes	Ba3	9.38		2/15/10	375	419,063
MGM Mirage,
Gtd. Notes	Ba2	6.00		10/1/09	205	206,025
Sr. Sub. Notes	Ba2	8.50		9/15/10	510	566,099
Mohegan Tribal Gaming Authority, Sr. Notes 144A	Ba2	6.13		2/15/13	135	136,350
OED Corp., Gtd. Notes	B2	8.75		4/15/12	235	219,138
Park Place Entertainment, Inc.,
Sr. Notes	Ba1	7.00		4/15/13	135	149,850
Sr. Sub. Notes	Baa3	8.13		5/15/11	375	431,250
River Rock Entertainment, Sr. Notes	B2	9.75		11/1/11	415	455,462
Riviera Holdings Corp., Sr. Sec’d. Notes	B2	11.00		6/15/10	625	690,624
Seneca Gaming Corp., Sr. Notes	B1	7.25		5/1/12	70	72,363
Station Casinos, Sr. Sub. Notes	B1	6.50		2/1/14	105	107,100
Virgin River Casino Corp., Sec’d. Notes 144A	B3	9.00		1/15/12	850	886,124
Wynn Las Vegas LLC, First Mtge. 144A	B2	6.63		12/1/14	400	389,000

						5,391,392

Health Care—10.9%
Amerisource Bergen Corp., Sr. Notes	Ba2	8.13		9/1/08	420	455,700
CDRV Investors, Inc., Sr. Disc. Notes 144A, Zero Coupon (until 1/1/10)	Caa2	9.625	(a)	1/1/15	1,145	561,050
DaVita, Inc.,
Sr. Notes 144A	B2	6.63		3/15/13	130	134,225
Sr. Sub. Notes 144A	B3	7.25		3/15/15	130	133,575
Fisher Scientific International, Inc.,
Sr. Sub. Notes	Ba3	6.75		8/15/14	140	146,300
Sr. Sub. Notes	Ba3	8.00		9/1/13	40	45,700
HCA, Inc.,
Notes	Ba2	5.50		12/1/09	50	50,148
Notes	Ba2	6.38		1/15/15	830	861,214
Notes	Ba2	7.50		11/6/33	355	381,815
Sr. Notes	Ba2	5.75		3/15/14	85	84,625
Healthsouth Corp.,
Notes	NR	7.63		6/1/12	140	135,800
Sr. Notes	NR	8.38		10/1/11	990	982,575
NDC Health Corp., Gtd. Notes	B3	10.50		12/1/12	710	754,375
Omnicare, Inc., Sr. Sub. Notes	Ba2	6.13		6/1/13	70	68,950
Radiologix, Inc., Sr. Notes, Ser. B	B2	10.50		12/15/08	770	808,500
Triad Hospitals, Inc.,
Sr. Notes	B2	7.00		5/15/12	450	469,125
Sr. Sub. Notes	B3	7.00		11/15/13	230	236,325
Ventas Realty Corp.,
Sr. Notes 144A	Ba3	6.63		10/15/14	50	50,250
Sr. Notes	Ba3	6.63		10/15/14	165	165,825
Sr. Notes 144A	Ba3	6.75		6/1/10	60	62,253
Sr. Notes 144A	Ba3	7.13		6/1/15	185	192,400

						6,780,730

Home Construction—1.9%
Beazer Homes USA, Inc., Gtd. Notes	Ba1	8.63		5/15/11	100	106,000
Champion Enterprises, Inc., Gtd. Notes	B3	7.63		5/15/09	155	155,000
Champion Home Builders, Gtd. Notes	B2	11.25		4/15/07	60	64,200
D.R. Horton, Inc.,
Sr. Notes	Ba1	6.88		5/1/13	200	216,421
Sr. Sub. Notes	Ba2	9.75		9/15/10	110	128,782
Sr. Sub. Notes	Ba2	9.38		3/15/11	250	268,516
Standard Pacific Corp., Sr. Notes	Ba2	6.25		4/1/14	230	219,650

						1,158,569

Industry Other—3.4%
Blount, Inc., Sr. Sub. Notes	B3	8.88		8/1/12	420	449,400
Fastentech, Inc., Sr. Notes	B3	11.50		5/1/11	205	222,425
General Binding Corp., Gtd. Notes	Caa1	9.38		6/1/08	235	237,350
General Cable Corp., Sr. Notes	B2	9.50		11/15/10	55	58,850
Johnson Diversey, Inc., Gtd. Notes, Ser. B	B3	9.63		5/15/12	225	228,375
UCAR Finance, Inc., Gtd. Notes	B2	10.25		2/15/12	400	421,000
Valmont Industries, Inc., Gtd. Notes	Ba3	6.88		5/1/14	40	40,000
WESCO Distibution, Inc., Gtd. Notes, Ser. B	B2	9.13		6/1/08	420	428,400

						2,085,800

Lodging—1.9%
Host Marriott LP,
Gtd. Notes, Ser. G	Ba3	9.25	10/1/07	210	226,800
Gtd. Notes, Ser. I	Ba3	9.50	1/15/07	380	402,800
Sr. Notes	Ba3	7.13	11/1/13	100	104,250
Lodgenet Enterprise Corp., Sr. Sub. Debs.	B3	9.50	6/15/13	170	185,300
Starwood Hotels & Resorts Worldwide, Inc.,
Gtd. Notes	Ba1	7.88	5/1/12	205	231,138

					1,150,288

Media Cable—7.8%
Cablevision Systems Corp., Sr. Notes, Ser. B	B3	8.00	4/15/12	555	543,900
Charter Communications Holdings LLC,
Sr. Notes	Ca	9.63	11/15/09	450	336,375
Sr. Notes	Ca	10.75	10/1/09	1,165	899,963
CSC Holdings, Inc.,
Debs.	B1	7.63	7/15/18	220	212,300
Sr. Notes, Ser. B	B1	8.13	7/15/09	720	729,000
Insight Midwest LP, Sr. Notes	B2	10.50	11/1/10	810	858,600
Mediacom Broadband LLC, Gtd. Notes	B2	11.00	7/15/13	630	681,975
Rogers Cable, Inc. (Canada),
Bonds	Ba3	8.75	5/1/32	80	90,800
Sec’d. Notes	Ba3	6.25	6/15/13	370	369,075
Sec’d. Notes	Ba3	6.75	3/15/15	60	61,200
Shaw Communications, Inc. (Canada),
Sr. Notes	Ba2	7.25	4/6/11	15	16,313
Sr. Notes	Ba2	8.25	4/11/10	30	33,300

					4,832,801

Media NonCable—11.2%
Canwest Media, Inc. (Canada),
Sr. Sub. Notes	B2	8.00	9/15/12	155	163,138
Sr. Sub. Notes	B2	10.63	5/15/11	350	381,938
Corus Entertainment, Inc. (Canada), Sr. Sub. Notes	B1	8.75	3/1/12	205	219,863
Dex Media East Finance Co.,
Gtd. Notes	B2	12.13	11/15/12	380	455,050
Dex Media West Finance Co.,
Sr. Sub. Notes, Ser. B	B2	9.88	8/15/13	590	672,599
Echostar DBS Corp., Sr. Notes	Ba3	9.13	1/15/09	442	470,730
Emmis Communications Corp., Sr. Notes 144A	B3	9.31	6/15/12	455	462,963
Intelsat, Ltd. (Bermuda),
Notes	Caa1	7.63	4/15/12	240	211,200
Sr. Notes	Caa1	5.25	11/1/08	105	98,175
Sr. Notes 144A	B2	8.25	1/15/13	190	196,175
Sr. Notes 144A	B2	8.63	1/15/15	205	216,275
LBI Media, Inc., Gtd. Notes	B3	10.13	7/15/12	10	11,050
Liberty Media Corp.,
Bonds	Baa3	7.88	7/15/09	315	336,160
Debs.	Baa3	8.25	2/1/30	215	213,881
Sr. Notes	Baa3	5.70	5/15/13	140	130,214
Sr. Notes	Baa3	7.75	7/15/09	65	69,079
PanAmSat Corp., Gtd. Notes	B1	9.00	8/15/14	67	73,114
Quebecor Media, Inc. (Canada), Sr. Notes	B2	11.13	7/15/11	1,050	1,166,812
Radio One, Inc., Sr. Sub Notes 144A	B2	6.38	2/15/13	115	113,131
RH Donnelley Finance Corp., Sr. Sub. Notes 144A	B2	10.88	12/15/12	455	528,937
Sinclair Broadcast Group, Inc.,
Gtd. Notes	B2	8.00	3/15/12	230	235,750
Gtd. Notes	B2	8.75	12/15/11	210	220,500
Vertis, Inc., Gtd. Notes, Ser. B	Caa1	10.88	6/15/09	290	276,950

					6,923,684

Metals—2.7%
AK Steel Corp., Gtd. Notes	B1	7.88	2/15/09	235	213,850
Arch Western Finance LLC, Sr. Notes	Ba3	6.75	7/1/13	220	227,150
Massey Energy Co., Sr. Notes	Ba3	6.63	11/15/10	95	97,850
Neenah Corp., Sec’d. Notes 144A	B2	11.00	9/30/10	205	222,424
Numatics, Inc., Sr. Sub. Notes, Ser. B	NR	9.63	4/1/08	365	365,913
Peabody Energy Corp., Gtd. Notes, Ser. B	Ba3	6.88	3/15/13	100	106,000
Steel Dynamics, Inc.,
Gtd. Notes	Ba2	9.50	3/15/09	65	69,063
Sr. Notes	Ba2	9.50	3/15/09	135	143,438
United States Steel LLC, Sr. Notes	Ba2	10.75	8/1/08	200	222,000

					1,667,688

Packaging—3.3%
Anchor Glass Container, Inc., Sr. Sec’d. Notes	B2	11.00	2/15/13	585	456,300
Crown Euro Holdings SA (France), Sec’d. Notes	B2	10.88	3/1/13	580	681,500
Owens-Brockway Glass Container, Inc., Sr. Sec’d. Notes	B1	8.88	2/15/09	815	865,938
Pliant Corp., Sec’d. Notes	B3	11.13	9/1/09	50	48,750

					2,052,488

Paper—6.9%
Abitibi-Consolidated, Inc. (Canada), Debs.	Ba3	8.55	8/1/10	510	531,675
Bowater Canada Finance, Gtd. Notes	Ba3	7.95	11/15/11	175	185,281
Bowater, Inc., Notes	Ba3	6.50	6/15/13	280	276,500
Georgia-Pacific Corp.,
Gtd. Notes	Ba2	8.88	2/1/10	675	766,126
Gtd. Notes	Ba2	9.38	2/1/13	225	254,531
Sr. Notes	Ba3	8.00	1/15/24	395	454,250
Jefferson Smurfit Corp., Gtd. Notes	B2	7.50	6/1/13	155	148,025
MDP Acquisitions PLC (Luxembourg), Sr. Notes	B3	9.63	10/1/12	195	195,000
Neenah Paper, Inc., Sr. Notes 144A	B1	7.38	11/15/14	100	97,000
Norske SKOG (Canada), Gtd. Notes, Ser. D	Ba3	8.63	6/15/11	220	226,875
Smurfit-Stone Container., Sr. Notes	B2	8.38	7/1/12	325	328,250
Stone Container Corp., Sr. Notes	B2	9.25	2/1/08	450	470,250
Tembec Industries Inc. (Canada), Gtd. Notes	B3	8.50	2/1/11	470	363,075

					4,296,838

Pharmaceuticals—1.5%
Athena Neurosciences Finance LLC, Gtd. Notes	B3	7.25	2/21/08	265	246,450
Biovail Corp., Sr. Sub. Notes	B2	7.88	4/1/10	660	674,850

					921,300

Retailers—2.5%
Lazy Days RV Center, Inc., Sr. Notes	B3	11.75	5/15/12	648	675,540
JC Penney, Inc., Notes	Ba1	7.60	4/1/07	150	157,500
Rite Aid Corp.,
Gtd. Notes	B2	7.50	1/15/15	120	115,200
Sec’d. Notes	B2	8.13	5/1/10	555	571,650

					1,519,890

Restaurants—1.7%
AmeriQual Group LLC, Sec’d. Notes 144A	B1	9.00	4/1/12	180	183,600
El Pollo Loco, Inc., Sec’d. Notes	B2	9.25	12/15/09	450	470,249
Mortons Restaurant Group, Inc., Sr. Sec’d. Notes	B2	7.50	7/1/10	215	210,700
Real Mex Restaurants, Inc., Sec’d. Notes	B2	10.00	4/1/10	205	214,738

					1,079,287

Supermarkets—1.1%
Delhaize America, Inc., Gtd. Notes	Ba1	9.00	4/15/31	175	218,484
Great Atlantic & Pacific Tea, Inc., Sr. Notes	Caa1	9.13	12/15/11	175	184,188
Pathmark Stores., Gtd. Notes	Caa1	8.75	2/1/12	255	250,219

					652,891

Technology & Related—6.5%
Activant Solutions, Inc., Sr. Notes	B2	10.50	6/15/11	240	260,400
Amkor Technologies, Inc., Sr. Notes	B3	7.13	3/15/11	435	376,275
Lucent Technologies, Inc., Debs.	B1	6.45	3/15/29	150	134,250
MagnaChip Semiconductor SA,
Sec’d. Notes 144A	Ba3	6.88	12/15/11	50	49,000
Sr. Sub. Notes 144A	B2	8.00	12/15/14	710	681,600
Nortel Networks Ltd. (Canada), Notes	B3	6.13	2/15/06	315	316,969
Sanmina-SCI Corp.,
Gtd. Notes	Ba2	10.38	1/15/10	440	488,400
Notes 144A	B1	6.75	3/1/13	105	100,275
SCG Holding Corp., Notes 144A	NR	Zero	8/4/11	145	232,000
UGS Corp., Gtd. Notes	B3	10.00	6/1/12	220	244,200
Xerox Corp.,
Debs, MTN	Ba2	7.20	4/1/16	280	302,400
Gtd. Notes	Ba2	9.75	1/15/09	305	346,556
Sr. Notes	Ba2	7.63	6/15/13	475	511,219

					4,043,544

Transportation—2.6%
American Airlines Inc., Pass-Thru Certificates,
Ser. 1999-1, Class A-2	Baa3	7.02	10/15/09	130	134,338
Ser. 2001-2, Class A-2	Baa2	7.86	10/1/11	365	385,520
Continental Airlines Inc., Pass-Thru Certificates,
Ser. 2001-1, Class A-2	Baa3	6.50	6/15/11	465	459,084
Ser. 1974, Class A	Baa3	6.90	1/2/18	85	84,688
Kansas City Southern Railway Co., Gtd. Notes	B2	9.50	10/1/08	410	446,900
TFM SA DE CV (Mexico), Sr. Notes 144A	B2	9.38	5/1/12	85	88,400

					1,598,930

Tobacco—1.1%
Alliance One International, Notes 144A	B2	11.00	5/15/12	225	231,750
RJ Reynolds Tobacco Holdings, Inc., Notes 144A	Ba2	7.30	7/15/15	440	440,000

					671,750

Utilities—17.6%
AES Corp.,
Sec’d. Notes 144A	Ba3	8.75	5/15/13	84	93,870
Sec’d. Notes 144A	Ba3	9.00	5/15/15	491	551,147
Sr. Notes	B1	8.88	2/15/11	625	696,874
Sr. Notes	B1	9.38	9/15/10	35	39,638
Sr. Notes	B1	9.50	6/1/09	20	22,300
Avista Corp., Sr. Notes	Ba1	9.75	6/1/08	380	429,075
Centerpoint Energy, Sr. Notes, Ser. B	Ba2	6.85	6/1/15	220	246,105
CMS Energy Corp.,
Sr. Notes	B1	8.50	4/15/11	120	133,800
Sr. Notes	B1	9.88	10/15/07	485	528,649
Colorado Interstate Gas Co., Sr. Notes 144A	B1	5.95	3/15/15	40	39,435
DPL, Inc., Sr. Notes	Ba2	6.88	9/1/11	220	237,600
Edison Mission Energy, Sr. Notes	B1	9.88	4/15/11	300	351,375
El Paso Energy Corp.,
Sr. Notes	Caa1	6.75	5/15/09	520	520,000
Sr. Notes	Caa1	7.00	5/15/11	330	329,175
EL Paso Natural Gas Co., Debs.	B1	8.63	1/15/22	80	93,312
EL Paso Production Holding Co., Gtd. Notes	B3	7.75	6/1/13	225	240,188
Enterprise Products Operating LP, Gtd. Notes, Ser. B	Baa3	6.88	3/1/33	205	231,156
Midwest Generation LLC, Sr. Sec’d. Notes	B1	8.75	5/1/34	275	308,000
Nevada Power Co.,
Genl. Ref. Mtge.	Ba2	5.88	1/15/15	90	90,450
Notes, Ser. E	Ba2	10.88	10/15/09	115	128,513
Second Mtge.	Ba2	9.00	8/15/13	285	320,625
NRG Energy, Inc., Sec’d. Notes 144A	B1	8.00	12/15/13	265	279,575
Reliant Energy, Inc., Sec’d. Notes	B1	6.75	12/15/14	400	391,000
Semco Energy, Inc.,
Sr. Notes	Ba2	7.75	5/15/13	35	36,534
Sr. Notes	Ba2	7.13	5/15/08	20	20,362
Southern Natural Gas Co., Notes	B1	7.35	2/15/31	90	95,740
Teco Energy, Inc.,
Notes 144A	Ba2	6.75	5/1/15	40	42,400
Notes	Ba2	7.00	5/1/12	25	27,000
Notes	Ba2	7.20	5/1/11	295	320,075
Tennessee Gas Pipeline Co., Bonds	B1	8.38	6/15/32	160	188,271
Texas Genco LLC, Sr. Notes 144A	B1	6.88	12/15/14	165	173,663
TNP Enterprises, Inc., Sr. Sub. Notes, Ser. B	Ba3	10.25	4/1/10	500	526,499
TXU Corp.,
Notes 144A	Ba1	5.55	11/15/14	235	227,916
Notes 144A	Ba1	6.50	11/15/24	465	455,487
Notes 144A	Ba1	6.55	11/15/34	235	230,799
Utilicorp United, Inc., Sr. Notes	B2	9.95	2/1/11	430	466,550
Western Resources, Inc., Sr. Notes	Ba1	7.13	8/1/09	410	442,923
Williams Cos., Inc.,
Debs., Ser. A	B1	7.50	1/15/31	205	221,913
Notes	B1	7.13	9/1/11	765	826,199
Notes	B1	7.63	7/15/19	70	78,750
Notes	B1	7.75	6/15/31	15	16,538
Notes	B1	7.88	9/1/21	70	79,625
Notes	B1	8.13	3/15/12	130	147,550

					10,926,656

Wireless—7.9%
American Cellular Corp. Sr. Notes, Ser. B	Caa1	10.00	8/1/11	680	690,199
Alamosa Delaware, Inc, Gtd. Notes	Caa1	11.00	7/31/10	420	470,925
Centennial Cellular Communication Corp.,
Sr. Notes	B3	8.13	2/1/14	235	250,275
Sr. Notes	B3	10.13	6/15/13	430	485,900
Dobson Cellular Systems, Sec’d. Notes	B2	8.38	11/1/11	230	241,500
Nextel Communications, Inc.,
Sr. Notes	Ba3	9.50	2/1/11	1,240	1,336,099
Sr. Notes	B3	12.50	11/15/09	298	323,703
Rogers Wireless Communications, Inc. (Canada),
Sec’d. Notes	Ba3	7.50	3/15/15	335	364,313
Sr. Sec’d. Notes	Ba3	9.63	5/1/11	450	528,188
Ubiquitel Operating Co., Sr. Notes	Caa1	9.88	3/1/11	210	230,475

					4,921,577

Wireline—8.1%
Alaska Communication Systems Holdings, Inc., Gtd. Notes	B2	9.88	8/15/11	229	242,740
AT&T Corp.,
Sr. Notes	Ba1	9.05	11/15/11	419	482,898
Sr. Notes	Ba1	9.75	11/15/31	185	240,731
Citizens Communications Co, Notes	Ba3	9.25	5/15/11	840	937,649
GCI, Inc., Sr. Notes	B2	7.25	2/15/14	695	667,200
MCI, Inc.,
Sr. Notes	B2	6.91	5/1/07	140	141,925
Sr. Notes	B2	7.69	5/1/09	240	249,900
Sr. Notes	B2	8.74	5/1/14	300	336,375
Qwest Communications International, Inc., Gtd. Notes	B3	7.25	2/15/11	680	657,900
Qwest Services Corp., Notes	Caa1	14.00	12/15/14	705	854,812
US West Communications Corp., Debs	Ba3	6.88	9/15/33	260	225,225

					5,037,355

Total corporate bonds					88,065,156

CONVERTIBLE BOND—0.3%
Hercules, Inc.	B+(d)	6.50	6/30/29	230	179,400

				Shares
COMMON STOCK—0.1%
World Kitchen, Inc.(b)				6,031	48,248

Total long-term investments (cost $87,353,139)					88,292,804

				Principal Amount (000)
SHORT-TERM INVESTMENT—0.8%
REPURCHASE AGREEMENT
JP Morgan, 3.43% dated 6/30/05, due 7/1/05 in the amount of $ 500,048 (cost $500,000; collateralized by $510,899 Federal National Mortgage Association Bonds 5.50%, due 07/01/19, value of collateral including accrued interest is $512,935)				$500	500,000

Total Investments—143.3% (cost $87,853,139)(c)					88,792,804
Liabilities in excess of other assets—(43.3)%					(26,824,097)

Net Assets—100%					$61,968,707

NR	Not rated by Moody’s or Standard & Poor’s.

144A	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

(a)	The rate shown reflects the coupon rate after the step date.

(b)	Non-income producing security.

(c)	The United States federal income tax basis of the fund’s investments was $87,853,139; accordingly net unrealized appreciation on investments for federal income tax purposes was $939,665 (gross unrealized appreciation $3,907,076; gross unrealized depreciation $2,967,411).

(d)	Standard & Poor’s rating.

Notes to the Portfolio of Investments

Securities Valuation: Securities for which market quotations are readily available—including securities listed on national securities exchanges and those traded over-the-counter—are valued at the last quoted sales price on the valuation date on which the security is traded. If such securities were not traded on the valuation date, but market quotations are readily available, they are valued at the most recently quoted bid price provided by an independent pricing service or by principal market makers. Securities for which market quotations are not readily available or for which the pricing agent or market makers does not provide a valuation or methodology, or provides a valuation or methodology that, in the judgment of the adviser, does not represent fair value, are valued by a Valuation Committee appointed by the Board of Directors, in consultation with the adviser. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The High Yield Plus Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date August 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date August 10, 2005

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 10, 2005

*	Print the name and title of each signing officer under his or her signature.